UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams Harkness Asset Management
Address: 99 High Street
         Boston, MA  02110

13F File Number:  28-05469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Eric Anderson
Title:     Director of Compliance
Phone:     (617) 371-3900

Signature, Place, and Date of Signing:

     /s/  J. Eric Anderson     Boston, MA     November 12, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $143,850 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APTIMUS INC                    Common Stock     03833v108     6433   367600 SH       SOLE                   367600        0        0
ASK JEEVES INC                 COM              045174109     3078    94100 SH       SOLE                    94100        0        0
ATHEROGENICS INC               COM              047439104    14372   436190 SH       SOLE                   436190        0        0
AUDIBLE INC                    COM NEW          05069A302     8125   453164 SH       SOLE                   453164        0        0
AVID TECHNOLOGY INC            COM              05367P100     3379    72100 SH       SOLE                    72100        0        0
CHIQUITA BRANDS INTL INC       COM              170032809     5524   317300 SH       SOLE                   317300        0        0
CHIQUITA BRANDS INTL INC       *W EXP 03/19/200 170032114      228    53000 SH       SOLE                    53000        0        0
CNS INC                        COM              126136100      110    10000 SH       SOLE                    10000        0        0
CONCEPTUS INC                  COM              206016107      111    12000 SH       SOLE                    12000        0        0
CORNING INC                    COM              219350105      914    82500 SH       SOLE                    82500        0        0
DISTRIBUTED ENERGY SYS CORP    COM              25475v104       27    15000 SH       SOLE                    15000        0        0
FUEL-TECH N V                  COM              359523107     5909  1205900 SH       SOLE                  1205900        0        0
GETTY IMAGES INC               COM              374276103      995    18000 SH       SOLE                    18000        0        0
GREEN MTN COFFEE ROASTERS IN   COM              393122106     1134    53950 SH       SOLE                    53950        0        0
ILLINOIS TOOL WKS INC          COM              452308109     1118    12000 SH       SOLE                    12000        0        0
INTRAWARE INC                  COM              46118m103     5183  4392500 SH       SOLE                  4392500        0        0
IONICS INC                     COM              462218108     5446   201700 SH       SOLE                   201700        0        0
KOSAN BIOSCIENCES INC          COM              50064W107      783   136000 SH       SOLE                   136000        0        0
LIONS GATE ENTMNT CORP         COM NEW          535919203    10701  1230010 SH       SOLE                  1230010        0        0
MERCER INTL INC                SH BEN INT       588056101     1529   175800 SH       SOLE                   175800        0        0
MILLER HERMAN INC              COM              600544100      986    40000 SH       SOLE                    40000        0        0
NBTY INC                       COM              628782104      916    42500 SH       SOLE                    42500        0        0
PACKETEER INC                  COM              695210104     5364   496200 SH       SOLE                   496200        0        0
PHYSIOMETRIX INC               COM              718928104      435   218300 SH       SOLE                   218300        0        0
POLYMEDICA CORP                COM              731738100    10309   334700 SH       SOLE                   334700        0        0
PRESSTEK INC                   COM              741113104     5426   561100 SH       SOLE                   561100        0        0
QUANTUM FUEL SYS TECH WORLDW   COM              74765e109     6381  1173000 SH       SOLE                  1173000        0        0
REDBACK NETWORKS INC           COM NEW          757209507     4839   927100 SH       SOLE                   927100        0        0
SIRENZA MICRODEVICES INC       COM              82966t106      823   194000 SH       SOLE                   194000        0        0
SONIC SOLUTIONS                COM              835460106     3574   219000 SH       SOLE                   219000        0        0
STAAR SURGICAL CO              COM PAR $0.01    852312305       50    15000 SH       SOLE                    15000        0        0
SUNOPTA INC                    COM              8676ep108      466    60000 SH       SOLE                    60000        0        0
SURMODICS INC                  COM              868873100    11079   466500 SH       SOLE                   466500        0        0
THERMOGENESIS CORP             COM NEW          883623209     5820  1212600 SH       SOLE                  1212600        0        0
TIMBERLAND CO                  CL A             887100105     1022    18000 SH       SOLE                    18000        0        0
TIVO INC                       COM              888706108     2320   350500 SH       SOLE                   350500        0        0
WAINWRIGHT BK&TR CO BOSTON M   COM              930705108     1979   173728 SH       SOLE                   173728        0        0
WHOLE FOODS MKT INC            COM              966837106     6962    81150 SH       SOLE                    81150        0        0